Share based compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Stock Based Compensation Expense	$ 241,271	$ 215,284	$ 287,900
Employee Share Purchase Plan
Total Stock Based Compensation Expense	30,508	39,389	106,935
Restricted Stock Units
Total Stock Based Compensation Expense	62,441	153,343	154,715
Compensation Expense Member
Total Stock Based Compensation Expense	55,822	0	0
Stock Option Expense
Total Stock Based Compensation Expense	$ 92,500	$ 22,552	$ 26,250